TAXATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2016	Apr. 30, 2016	Jun. 30, 2021 USD ($)	Jun. 30, 2020	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Unrecognized tax benefits that if recognized would affect the annual effective tax rate					¥ 34,322	¥ 34,763
China
Taxation
VAT payable					2,675	2,176
Business tax payable					¥ 17,406	¥ 17,456
Income tax rate (as percent)			25.00%	25.00%
China | Minimum
Taxation
VAT (as a percent)	3.00%
Business tax (as a percent)		3.00%	3.00%
China | Maximum
Taxation
VAT (as a percent)	6.00%
Business tax (as a percent)		5.00%	5.00%
Hong Kong | Tax rate for the first HK$ 2,000 of assessable profits
Taxation
Assessable profits to calculate tax rate | $			$ 2,000
Income tax rate (as percent)			8.25%
Hong Kong | Tax rate for profits exceeding HK$ 2,000
Taxation
Assessable profits to calculate tax rate | $			$ 2,000
Income tax rate (as percent)			16.50%
Taiwan
Taxation
Income tax rate (as percent)			17.00%